Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of supplier accounts payable

	2024	2023

Suppliers	4,986,912	4,612,112

Domestic currency	4,233,754	4,052,047
Suppliers of materials and services (i)	4,157,887	3,970,040
Interconnection(ii)	44,759	50,519
Roaming (iii)	4667	64
Co-billing (iv)	26,441	31,424

Foreign currency	753,158	560,065
Suppliers of materials and services (i)	267,723	220,061
Roaming (iii)	485,435	340,004

Current portion	4,986,912	4,612,112
(i)	Represents the amount to be paid to suppliers in the acquisition of materials and in the provision of services applied to the tangible and intangible asset or for consumption in the operation, maintenance and administration, in accordance with the terms of the contract between the parties.
(ii)	Refers to as the use of the network of other fixed and mobile operators such cases where calls are initiated on the TIM network and terminated on the other operators.
(iii)	Refers to calls made when the customer is outside their registration area and is considered a visitor on the other network.
(iv)	Refers to calls made by the customer when choosing another long-distance operator.